                         DELAWARE GROUP EQUITY FUNDS III

                         Delaware American Services Fund
                                  (the "Fund")

          Supplement to the Fund's Prospectuses dated October 28, 2006

     On August 15,  2007,  the Board of Trustees of Delaware  Group Equity Funds
III unanimously voted to approve changes to the Fund's investment strategies and policies  to:  (1)  broaden  the way  that the Fund  defines  American  services companies,  effectively  expanding  the number and types of sectors in which the
Fund may invest; and (2) change the Fund's  classification from  non-diversified to diversified. The Fund has made a filing with the U.S. Securities and Exchange
Commission to effectuate  these changes.  Subject to the  effectiveness  of that filing,  these  changes  will  become  effective  60 days after the date of this
Supplement and the following disclosure is expected to be included in the Fund's prospectuses  to reflect the  changes to the Fund's  investment  strategies  and policies.

     The following  disclosure  will replace the disclosure  under "What are the
Fund's main investment strategies?"

We invest  primarily  in stocks of U.S.  service and  service-related  companies across the economic  spectrum  that we believe have the ability to generate high and sustainable earnings growth with a reasonable level of risk. The Fund uses a bottom-up  approach to stock selection that seeks to identify the companies that
we  believe  to  be  industry   leaders--the   highest  quality  companies  with
exceptional  business plans and the  wherewithal  to execute those plans.  These typically are companies in growing industries whose meaningful barriers to entry help sustain strong and growing market share. They possess what we believe to be superior  earnings-growth  potential,  financial strength, and most importantly, exceptional management. We utilize multiple growth-oriented valuation metrics to determine  how  attractive a company is relative to other  companies.  While the
Fund invests broadly across economic  sectors,  it tends to focus on the growing service  components of the economy and have less  exposure to  industries  whose historical  volatility could introduce unwanted levels of downside risk into the portfolio.  The  stocks can be of any size or market  capitalization,  including
securities  of  emerging  or  other  growth-oriented   companies.  Under  normal
circumstances,  the Fund  will  invest  at least  80% of its net  assets in U.S.
service and  service-related  companies (80% policy) and may invest up to 20% of its net assets in foreign securities.

     The following  disclosure  will replace the disclosure  under "What are the main risks of investing in the Fund?"

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock prices.

Although  the Fund will not  invest  more than 25% of its net  assets in any one industry,  the Fund may from time to time  invest a  significant  portion of its assets in specific sectors. In instances when there is greater  concentration in specific  sectors,  the Fund may be  particularly  sensitive  to  changes in the general market and economic conditions that affect those sectors.

For example,  in instances when there is a greater  concentration  of the Fund's assets in the financial services sector, the Fund may be particularly  sensitive to changes  in the  general  market  and  economic  conditions  that  affect the financial services sector. Financial services companies are subject to extensive government  regulation  which tends to limit the financial  commitments that the companies can make and the interest rates and other fees they can charge.  These limitations can have a significant  effect on the  profitability  of a financial services company.  Also,  financial services companies may be hurt when interest rates rise sharply,  although not all participants are affected  equally.  These stocks may also be vulnerable to rapidly rising inflation.  Moreover, government deregulation of the financial  industry may stall,  which could limit the profit potential of industry participants.

Moreover,  from time to time the Fund may have  significantly  lower exposure to
pharmaceuticals/biotechnology,   healthcare  devices,  and  technology  hardware
companies  than  the  Fund's   benchmark.   In  instances  where  the  Fund  has
significantly  lower-than-market  exposure to such  industries,  the Fund may be particularly sensitive to the general market and other economic conditions which are highly  favorable  to those  industries  and  subsequently  may not  benefit proportionately from those conditions.

In  addition,  the  smaller  companies  that the Fund may invest in may  involve greater risk than other companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic conditions.  Stocks of smaller  companies may  experience  volatile  trading and price fluctuations, especially in the short-term.

The Fund's 80% policy  described  above is not a  fundamental  policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days' notice prior to any such change.

     The following  disclosure will replace the disclosure  under "How we manage the Fund - Our Investment Strategies"

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments  for the Fund.  The following is a description  of how the portfolio managers pursue the Fund's investment objective.

We take a disciplined approach to investing, combining investment strategies and risk  management  techniques  that we believe can help  shareholders  meet their goals.

We strive to identify  companies  that offer the potential  for long-term  price appreciation. With respect to the Fund's 80% policy described above, we consider
American  services  companies  to  be  those  U.S.  service  or  service-related companies  in the basic  industry/capital  goods,  business  services,  consumer non-durables,  consumer services, energy, financial services, and transportation sectors as well as  service-related  companies  in other  sectors.  We will also invest  selectively  in U.S.  service-oriented  companies in the  healthcare and technology  sectors.  From time to time,  the Fund may focus its  investments on companies in one sector over companies in other sectors.

The Fund  employs a bottom-up  stock  selection  approach to find  companies  we believe to be the leading  companies in the services sectors of the economy.  In our search for such companies,  we will evaluate a stock's current  valuation by
reviewing   such   factors   as   forward   price-to-earnings,    price-to-book,
price-to-free  cashflow and revenues, as well as historic and projected earnings and growth rates.  Additional  factors,  including  cost of capital and employee utilization  characteristics,  such as revenue per  employee,  may also be taken into account.

Once we  identify  stocks  that  have  attractive  characteristics,  we  further evaluate the company.  We look at the  capability of the  management  team,  the strength of the company's  position  within its industry,  the potential for the company to develop new  products or markets,  how high the  company's  return on equity  is,  and  the  stringency  of the  company's  financial  and  accounting policies.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees (Board) may change the Fund's objective without  obtaining  shareholder approval.  If the objective were changed,  we would notify shareholders at least
60 days before the change in the objective became effective.

    The  following  disclosure  will replace the  discussion  of "Industry  and security  risk - How we strive to manage  them" under "The risks of investing in the Fund."

Although  we will not  invest  more than 25% of the Fund's net assets in any one industry,  we may from time to time invest a  significant  portion of the Fund's assets in specific  sectors.  As a consequence,  the value of Fund shares can be expected  to  fluctuate  in  response  to  economic,  political,  or  regulatory developments  affecting  companies in those specific sectors,  and may fluctuate more widely than shares of a fund that invests in a broader  range of industries or sectors. For example, to the extent that the Fund invests more heavily in the financial  services  sector,  the Fund  may be more  susceptible  to any  single economic,  political, or regulatory development affecting the financial services industry.

We limit the amount of the Fund's assets invested in any one industry and in any individual  security.  We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

     In addition,  the  discussion  of  "Non-diversified  funds risk" under "The risks of investing in the Fund" is deleted in its entirety.

                Please keep this Supplement for future reference.

This Supplement is dated August 29, 2007.